Business Acquisition (Tables)	6 Months Ended
Jun. 30, 2026
Business Combination, Asset Acquisition, Transaction between Entities under Common Control, and Joint Venture Formation [Abstract]
Schedule of consideration paid

Cash	$1,750,000
Purchase consideration – Holdback Amount	150,000
Fair value of the 500,000 shares of the Company’s Common Stock	750,000
Fair value of total consideration transferred	$2,650,000

Schedule of assets acquired and liabilities

Current assets acquired (including inventories of $1,298,727 and accounts receivable of $424,932)	$1,746,965
Property and equipment, net	305,267
Liabilities assumed (including accounts payable of $160,923, operating lease liability of $117,458 and other accrued liabilities of $25,479)	(303,860)
Total identifiable net assets	1,748,372
Intangible assets (see Note 7)	294,170
Operating lease ROU assets (see Note 12)	117,458
Goodwill	490,000
Total	$2,650,000

Acquisition related cost (legal fees included in professional and consulting expenses during the six months ended June 30, 2026)	$170,000